Exhibit 99.4

Report of Independent Accountants on Applying
Agreed-Upon Procedures

Pagaya Smartresi F1 Fund, LP
90 Park Avenue
New York, New York 10016

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Pagaya Smartresi F1 Fund, LP (the “Company” as the engaging party), Nomura Securities International, Inc., and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Initial Data Tape and the Final Data Tape (as defined below) with respect to the Pagaya AI Technology in Housing Trust 2023-1 securitization (the “Transaction”).  The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Initial Data Tape and the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1, the Specified Parties agreed on a sample size of 300 Properties (the “Sample Properties”), which the Specified Parties instructed us to randomly select from the pool of 1,149 assets on the Initial Data Tape identified by the Company as being the Properties that will collateralize the Transaction. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

In connection with the Transaction, for Procedure 4, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017
T: 646-471-3000, www.pwc.com/us

•	The value of such assets; and
•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)
The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more Specified Attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more Specified Attributes using a prescribed methodology.

•
The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to June 15, 2023.

•	The phrase “Sample Attributes” refers to the Lease Start Date, Date of Lease Expiration, Acquisition Type, Contractual Rent/Month (Rented), Acquisition Date, and Purchase Price data attributes.

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2. These Specified Attributes were selected by the Specified Parties for our procedures.

The “Data Files” refer to the following files provided to us by the Company:

•
An electronic data file labeled “PATH 2023-1-Initial Data Tape - 2023.06.15 - PWC.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);

•
An electronic data file labeled “PATH 2023-1-Tape - 2023.06.15 - VF - EXTERNAL.xlsx” containing the Specified Attributes and other data attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	Resident ledgers from the Company’s property management system containing the transaction history of each Month-to-Month Sample Property (together, the “MTM Support File”);

•	Certain 1) lease agreement, amendment, addendum, and/or renewal letters and 2) settlement statements for the Properties (the “Source Documents”); and

•
Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “PATH 2023-1- BPO Results File.xlsx” (the “BPO Results File”);
o	An electronic data file labeled “RDS Pagaya 08142023 (Path 2023-1) - Results Update.xlsx” (the “Updated BPO Results File”);
o	An electronic data file labeled “PATH 2023-1- HOA File.xlsx” (the “Closing Cost and HOA File”);
o	An electronic data file labeled “PATH 2023-1- Other Allocated Costs File.xlsx” (the “Other Allocated Costs File”);
o	An electronic data file labeled “PATH 2023-1- Property Manager Capex File.xlsx” (the “Property Manager Capex File”);
o	An electronic data file labeled “PATH 2023-1- Tax File.xlsx” (the “Tax File”);
o	An electronic data file labeled “PATH 2023-1-Insurance File.xlsx” (the “Insurance File”); and
o	An electronic data file labeled “PATH 2023-1- Property Manager Estimate HOA and Estimate Rent File_V2.xlsx” (the “HOA Fees File”).

Procedures Performed

Procedure 1
For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company as listed in Exhibit 1, we compared the Sample Attributes as of the Property Cut-Off Date, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company.  For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1.  We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Included on the Final Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
127	Yes	Date of Lease Expiration	August 5, 2024	August 5, 2023
155	Yes	Date of Lease Expiration	August 1, 2024	August 1, 2023
232	Yes	Purchase Price	$373,500.00	$384,000.00

Procedure 2	For each of the Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)
For each Sample Attribute relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and found them to be in agreement; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and found them to be in agreement.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 3
On the Final Data Tape, we identified 4 Properties where the Month-to-Month data attribute was equal to “Y”.  Of these 4 Properties, 3 of the Properties (the “Month-to-Month Sample Properties”) were part of the Sample Properties.  Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we observed that for each of the Month-to-Month Sample Properties:

a)	the Rented data attribute was equal to “Yes” on the Final Data Tape;

b)	the Date of Lease Expiration Sample Attribute was prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of June 2023, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Delinquent? data attribute was equal to “Y” on the Final Data Tape.

Based on the procedure performed, we found the Month-to-Month data attribute to be in agreement for the Month-to-Month Sample Properties.

Procedure 4
Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the data fields listed in Exhibit 2.  The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information on the Final Data Tape to the Supplemental Data Files, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Initial Data Tape and the Final Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, New York
September 8, 2023

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, for Sample Properties where the Month-to-Month data attribute was equal to “N”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal (with a stated effective date on or prior to the Property Cut-Off Date) in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents were available that fit this definition, the Relevant Lease Agreement was the document where the a) lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.  If no documents fit this definition, the Relevant Lease Agreement was the document with a) a lease start date after the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Sample Properties where the Month-to-Month data attribute was equal to “Y”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal that was the latest lease agreement entered into prior to the Property Cut-Off Date.

For Sample Properties where the Rented data attribute was equal to “Yes”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of this procedure, for Sample Properties where the Month-to-Month data attribute was equal to “N”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal (with a stated effective date on or prior to the Property Cut-Off Date) in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents were available that fit this definition, the Relevant Lease Agreement was the document where the a) lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.  If no documents fit this definition, the Relevant Lease Agreement was the document with a) a lease start date after the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Sample Properties where the Month-to-Month data attribute was equal to “Y”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal that was the latest lease agreement entered into prior to the Property Cut-Off Date.

For Sample Properties where the Rented data attribute was equal to “Yes”, we compared the Date of Lease Expiration Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of this procedure, for Sample Properties where the Month-to-Month data attribute was equal to “N”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal (with a stated effective date on or prior to the Property Cut-Off Date) in which the lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date.  If multiple documents were available that fit this definition, the Relevant Lease Agreement was the document where the a) lease start date and lease end date information provided in the applicable Source Document encompasses the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.  If no documents fit this definition, the Relevant Lease Agreement was the document with a) a lease start date after the Property Cut-Off Date, and b) was most recently signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Sample Properties where the Month-to-Month data attribute was equal to “Y”, the “Relevant Lease Agreement” was the lease agreement, amendment, addendum, or renewal that was the latest lease agreement entered into prior to the Property Cut-Off Date.

For Sample Properties where the Rented data attribute was equal to “Yes”, we compared the Contractual Rent/Month (Rented) Sample Attribute to the applicable monthly base rent amount (excluding any taxes or fees) shown in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed on the settlement statement for the Sample Property, compared the Acquisition Type Sample Attribute to “Bulk”.

2)	If only one property was listed on the settlement statement for the Sample Property, compared the Acquisition Type Sample Attribute to “MLS”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 30 days

Comparison Instructions:

Compared the Acquisition Date Sample Attribute to information available on the settlement statement for the Sample Property.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

Compared the Purchase Price Sample Attribute to the “Sale Price of Property”, “Contract Sales Price”, or “Sale Price” (as applicable) on the settlement statement for the Sample Property.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Street Address)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (City)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (State)
Zip Code	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Zip)
County	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (County)
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (MSA)
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Type)
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Condo (Y / N))
Closing Cost	Final Data Tape to Supplemental Data File electronic comparison	n/a	Closing Cost and HOA File (Verified Closing Costs)
Other Allocated Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Other Allocated Costs File (Total Funds to Close)
Total Capital Expenditures	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Manager Capex File (Total Capital Expenditures 2)	Value was rounded to two decimal places.

Data Field	Procedure	Calculation	Data File(s)	Comments
Total Cost (Post Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing Cost + Other Allocated Costs + Total Capital Expenditures	Final Data Tape (Purchase Price, Closing Cost, Other Allocated Costs, Total Capital Expenditures)
Remaining Lease Term	Recalculate and compare	Recalculation: (Date of Lease Expiration – Property Cut-Off Date) / 30	Final Data Tape (Date of Lease Expiration, Rented, Month-to-Month)	For Properties where the Rented data attribute is “No” or the Month-to-Month data attribute is “Y”, the Remaining Lease Term was calculated as “N/A”.
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)	For Properties where the Rented data attribute is “No”, the Original Length of Lease (months) was calculated as “N/A”.
Month-to-Month	Recalculate and compare	Recalculation: if Rented is “Yes” and Date of Lease Expiration is prior to the Property Cut-Off Date, then “Yes”; otherwise, “No”	Final Data Tape (Date of Lease Expiration, Rented)
Delinquent?	Recalculate and compare	Recalculation: if Tenant Monthly Rent Days DQ is “N/A”, then “N”; otherwise, “Y”	Final Data Tape (Tenant Monthly Rent Days DQ)
Pool	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Pool (Y / N))
HOA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Closing Cost and HOA File (Client Located in HOA)
BPO Value	Final Data Tape to Supplemental Data File electronic comparison	n/a	Updated BPO Results File (As Is Value)
BPO Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	Updated BPO Results File (BPO Completed Date)
Underwritten Annual Gross Potential Rent	Recalculate and compare	Recalculation: if Rented is “No”, Estimated Rent/Month (Not Rented) * 12; otherwise, Contractual Rent/Month (Rented) * 12	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
Underwritten Annual Other Income	Recalculate and compare	Recalculation: Underwritten Annual Gross Potential Rent * 1%	Final Data Tape (Underwritten Annual Gross Potential Rent)

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: (Underwritten Annual Gross Potential Rent + Underwritten Annual Other Income) * -3%	Final Data Tape (Underwritten Annual Gross Potential Rent, Underwritten Annual Other Income)
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (Underwritten Annual Gross Potential Rent + Underwritten Annual Other Income + Underwritten Annual Vacancy) * -2%	Final Data Tape (Underwritten Annual Gross Potential Rent, Underwritten Annual Other Income, Underwritten Annual Vacancy)	For the avoidance of doubt, Underwritten Annual Vacancy is shown as a negative value on the Final Data Tape.
Underwritten Annual Effective Gross Income	Recalculate and compare	Recalculation: Underwritten Annual Gross Potential Rent + Underwritten Annual Other Income + Underwritten Annual Vacancy + Underwritten Annual Credit Loss	Final Data Tape (Underwritten Annual Gross Potential Rent, Underwritten Annual Other Income, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)	For the avoidance of doubt, Underwritten Annual Vacancy and Underwritten Annual Credit Loss are shown as negative values on the Final Data Tape.
Actual Annual Real Estate Taxes	Final Data Tape to Supplemental Data File electronic comparison	n/a	Tax File (Estimated 2023 Tax Adj.)
Underwritten Annual HOA Fees	Final Data Tape to Supplemental Data File electronic comparison	n/a	HOA Fees File (Estimated HOA)
Underwritten Annual Insurance Costs	Recalculate and compare	n/a	Insurance File (2023 Renewal Total Cost/Home)
Underwritten Annual Leasing and Marketing Expense	Recalculate and compare	Recalculation: (Underwritten Annual Gross Potential Rent / 12) * 50% * 22% + (Underwritten Annual Gross Potential Rent / 12) * 25% * 78%	Final Data Tape (Underwritten Annual Gross Potential Rent)
Underwritten Annual Repairs and Maintenance Costs	Recalculate and compare	Recalculation: $1,500 per Property	n/a
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: ($3,000 * 22%) per Property	n/a

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Property Management Fee	Recalculate and compare	Recalculation: Underwritten Annual Effective Gross Income * 6%	Final Data Tape (Underwritten Annual Effective Gross Income)
Underwritten Annual Operating Expense	Recalculate and compare
Recalculation: Actual Annual Real Estate Taxes + Underwritten Annual HOA Fees + Underwritten Annual Insurance Costs + Underwritten Annual Leasing and Marketing Expense + Underwritten Annual Repairs and Maintenance Costs + Underwritten Annual Turnover Costs + Underwritten Annual Property Management Fee

Final Data Tape (Actual Annual Real Estate Taxes, Underwritten Annual HOA Fees, Underwritten Annual Insurance Costs, Underwritten Annual Leasing and Marketing Expense, Underwritten Annual Repairs and Maintenance Costs, Underwritten Annual Turnover Costs, Underwritten Annual Property Management Fee)

Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Underwritten Annual Effective Gross Income - Underwritten Annual Operating Expense	Final Data Tape (Underwritten Annual Effective Gross Income, Underwritten Annual Operating Expense)
Underwritten Annual Property CapEx	Recalculate and compare	Recalculation: $500 per Property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual Property CapEx	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual Property CapEx)
Months Since Acquisition	Recalculate and compare	Recalculation: (Property Cut-Off Date – Acquisition Date) / 30	Final Data Tape (Acquisition Date)